Variable Interest Entities (As Restated)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Variable Interest Entities
Variable Interest Entities (As Restated)

Note 15. Variable Interest Entities

The Company enters into relationships with, or has investments in, other entities that may be VIEs. The Company assesses the criteria in ASC 810 - Consolidation to determine if any such entities meet the definition of a VIE and require consolidation into its financial statements. Based on the Company’s assessments, it does not have any controlling financial interests in any VIE, and therefore did not consolidate any VIE into its Consolidated Financial Statements during the three and nine months ended September 30, 2024 and 2023.

As of September 30, 2024 and December 31, 2023, the carrying value of the Company’s investment in a VIE was $0.8 million, which was recorded in other non-current assets on the Consolidated Balance Sheets. Refer to Note 7 — Fair Value of Financial Instruments for the Company’s related valuation disclosures. Maximum exposure to losses related to the VIE is limited to its carrying value and the Company does not have any future funding commitments to the VIE.

Note 20. Variable Interest Entities (As Restated)

The Company enters into relationships with, or has investments in, other entities that may be VIEs. The Company assesses the criteria in ASC 810 - Consolidation to determine if any of these entities meet the definition of a VIE and require consolidation into its financial statements. The Company’s analysis determines whether it has a controlling financial interest and also identifies the primary beneficiary of a VIE as the enterprise that has both (1) the power to direct activities of a VIE that most significantly impact the entity’s economic performance and (2) the obligation to absorb losses of, or the right to receive benefits from, the entity that could potentially be significant to that entity.

As discussed in Note 4 - Revenue and Related Matters, during the second quarter of 2023 the Company received one million ordinary shares of UltraDx under the UltraDx Agreement. Primarily due to having less than a 5% ownership interest in UltraDx, the Company concluded that it does not have the power to direct activities impacting UltraDx’s economic performance and therefore the Company is not the primary beneficiary of the VIE.

Based on the Company’s assessments, it does not have any controlling financial interests in any VIEs, and therefore did not consolidate any VIEs into its Consolidated Financial Statements during the years ended December 31, 2023 and 2022. As of December 31, 2023, the carrying value of the Company’s investment in a VIEs was $0.8 million, which was recorded in other non-current assets on the Consolidated Balance Sheets. Refer to Note 7 - Fair Value of Financial Instruments for the Company’s related valuation disclosures. Maximum exposure to losses related to this VIE is limited to its carrying value and the Company does not have any future funding commitments to this VIE.